Summary of material accounting policies	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Summary of material accounting policies	Summary of material accounting policies
The material accounting policies adopted in the preparation of these financial statements are set out below. The policies have been consistently applied to all periods presented, unless stated otherwise.

Functional currency

The functional currency for each entity within the consolidated group is determined based on an evaluation of the currency of each respective entities’ primary economic environment. This requires an evaluation of the currency that primarily influences selling prices and the currency which mainly influences expenses and cash outflows, among other factors.

Foreign currency

Foreign currency transactions are translated into functional currencies at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are presented within foreign exchange gains and losses in the consolidated statement of income and comprehensive income (loss).

The assets and liabilities of foreign operations are translated into US dollars at the exchange rates at the reporting date. The revenue and expenses of foreign operations are translated into US dollars at the average rate for the period.

Foreign currency differences are recognized in other comprehensive income and accumulated in the translation reserve. When a foreign operation is disposed of, the cumulative amount in the translation reserve related to that foreign operation is reclassified to the consolidated statement of income and comprehensive income (loss) as part of the gain or loss on disposal.

Revenue recognition and related cost recognition

The Company recognizes revenue to depict the transfer of promised products and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those products and services by applying the following steps:

•identify the contract with a customer;
•identify the performance obligations in the contract;
•determine the transaction price;
•allocate the transaction price; and
•recognize revenue when, or as, the Company satisfies a performance obligation.

Revenue represents the amount the Company expects to receive for products and services in its contracts with customers, net of discounts and sales taxes. The Company derives revenue from subscriptions to access its hosted SaaS platform, including related support and maintenance (“subscription revenue”), and from the provision of professional services including implementation services, technical services and training. Professional services offered by the Company do not include significant customization to, or development of, the software.

The Company recognizes revenue upon transfer of control of products or services to customers. The Company’s contracts with customers often include multiple products and services. The Company evaluates these arrangements to determine the appropriate unit(s) of accounting (performance obligation(s)) for revenue recognition purposes based on whether the product or service is distinct from some or all of the other products or services in the arrangement. A product or service is distinct if the customer can benefit from it on its own or together with other readily available resources and the Company’s promise to transfer the good or service is separately identifiable from other promises in the contractual arrangement with the customer. Non-distinct products and services are combined with other goods or services until they are distinct as a bundle and therefore form a single performance obligation. Subscription revenue and professional services are generally capable of being distinct for the Company and are accounted for as separate performance obligations.

The total consideration for the arrangement is allocated to the separate performance obligations based on their relative standalone selling price and the revenue is recognized for each performance obligation when the requirements for revenue recognition have been met. The Company determines the standalone selling price (“SSP”)
of each performance obligation based on the normal or consistently applied selling price range when they are sold separately. We update our estimates of SSP on an annual basis through internal periodic reviews and as events or circumstances may require.

Subscription revenue related to the provision of access to the SaaS platform is recognized ratably over the enforceable subscription contract term, once the customer has been provisioned access to the platform. Ratable recognition reflects its continuous obligation to stand-ready to provide access to the platform and provide technical support and maintenance including when-and-if-available software upgrades to the customer. The customer receives and consumes the benefit of access to the SaaS platform equally on a daily basis.

Professional services revenue is recognized over time as services are performed based on the proportion performed to date relative to the total expected services to be performed, which is normally over the first few months of a contract with progress being measured over the implementation and training period. The Company applies labour hours expended which is an input method to measure progress towards complete satisfaction of professional services revenue performance obligations. Labour hours expended relative to the total expected labour hours to be expended provides a faithful depiction of the Company's performance towards complete satisfaction of the professional services performance obligations as it closely reflects the completion of activities based on budgeted labour hours and the value of the services transferred cannot be measured directly.

The Company records contract costs which consists of two components, customer acquisition costs and costs to fulfill a contract.

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if it expects the costs to be recoverable. Capitalized contract acquisition cost assets are amortized on a straight-line basis over a period consistent with the pattern of transfer of the products and services to which the asset relate, including specifically identifiable expected renewals. The amortization of customer acquisition costs is recognized as a sales and marketing expense.

Costs to fulfill a contract, or fulfillment costs, are recognized as an asset if they relate directly to a contract with a customer, the costs generate or enhance resources that will be used to satisfy the performance obligations in the future, and the costs are expected to be recoverable. Fulfillment costs are amortized over the term of the initial contract signed with the customer. The amortization of fulfillment costs is recognized as a cost of revenue.

The timing of revenue recognition often differs from contract payment schedules, resulting in revenue that has been recognized but not billed. These amounts are included in accrued revenue within trade and other receivables. Amounts billed in accordance with customer contracts, but not yet recognized in revenue, are recorded and presented as part of deferred revenue.

Cost of revenue

Cost of revenue is comprised of costs related to provisioning and hosting the learning platform and related products and the delivery of support and professional services. Significant expenses included in cost of revenue include employee wages and benefits expenses, web hosting fees, software and partner fees.

Cash and cash equivalents

Cash and cash equivalents include cash held at financial institutions and highly liquid short-term interest-bearing marketable securities with maturities at the date of purchase of one year or less and are redeemable after 90 days.
Property and equipment

Property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition or construction of the asset. Depreciation is calculated under the straight-line method over their estimated useful lives. Land is not depreciated.

The estimated useful lives of property and equipment are as follows:

Furniture and office equipment    3 - 5 years
Leasehold improvements         Lease term
Building                25 years

Depreciation methods, useful lives and residual values are reviewed on an annual basis and adjusted if appropriate.

Any gain or loss on disposal of an item of property and equipment is recognized in profit or loss.

Business combinations

Business combinations are accounted for under the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Company. The consideration transferred in the acquisition is measured at fair value on the date of the acquisition, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Transaction costs incurred in connection with a business combination are expensed as incurred.

Any contingent consideration is measured at fair value at the date of acquisition. The Company accounts for contingent consideration as part of the business combination when it does not require continued employment services. Contingent consideration classified as a liability is remeasured at fair value each reporting period and subsequent changes in fair value are recognized in profit and loss.

Acquired intangible assets and goodwill

The Company’s intangible assets relate to acquired identifiable intangible assets, such as trademarks, software technology and customer relationships. These intangible assets are recorded at fair value at the date of acquisition. The Company has not capitalized internally developed intangibles as the requirements for capitalization have not been met.

Intangible assets with a finite life are amortized over the estimated useful life on a straight-line basis as follows:

Trademarks            3 years
Technology             5 - 10 years
Customer relationships        5 - 10 years

The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates.

Goodwill arises from a business combination as the excess of the consideration transferred over the identifiable net assets acquired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.

Impairment of long-lived assets, intangible assets and goodwill

Impairment testing compares the carrying values of the assets or cash-generating units (“CGU”) being tested with their recoverable amounts. The recoverable amount is the higher of fair value less costs to sell and value in use. To the extent that the carrying value of an asset or CGU exceeds its recoverable amount, the excess amount would be recorded as an impairment loss. Should the recoverable amounts for impaired assets or CGUs subsequently increase, the impairment losses previously recognized (other than in respect of goodwill) may be reversed.

Property and equipment and acquired intangible assets are reviewed for indicators of impairment at each reporting period. Whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable, the asset or CGU is tested for impairment.

For the purpose of impairment testing, goodwill is allocated to each CGU or group of CGUs that are expected to benefit from the related business combination. The Company as a whole has been assessed as a CGU. Goodwill is tested for impairment annually, during the fourth quarter of each fiscal year, and in the interim whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Government assistance

Government assistance, which mainly includes research and development and other tax credits, is recognized when there is reasonable assurance it will be received and all related conditions will be complied with. Government assistance is recognized as a reduction of the related expenditure over the period necessary to match the government assistance on a systematic basis to the costs it is intended to subsidize.

Research and development

Expenditures on research activities, undertaken with the prospect of gaining technical knowledge and understanding, are recognized in profit or loss as an expense as incurred.

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) (a) as a result of a past event; (b) when it is more probable than not that an outflow of resources embodying economic benefits will be required to settle the obligation; and (c) when a reliable estimate can be made of the amount of the obligation.

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset (“ROU asset”) and a lease liability at the lease commencement date. The ROU asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred, and restoration costs, less any lease incentives received. The ROU assets are depreciated to the earlier of the end of useful life of the ROU asset or the lease term using the straight-line method as this most closely reflects the expected pattern of the consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the ROU asset can be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise the following:

•fixed payments (including any in-substance fixed payments, less any lease incentives receivable);
•variable lease payments that are based on an index or a rate;
•amounts expected to be payable by the lessee under residual value guarantees;
•exercise price of any purchase option if the Company is reasonably certain to exercise that option; and
•payments for penalties for terminating the lease, if the lease term reflects the Company exercising that option.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the ROU asset, or is recorded in profit or loss if the carrying amount of the ROU has been reduced to nil.

The Company has elected to apply the practical expedient not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of twelve months or less and for leases of low value assets. The lease payments associated with those leases is recognized as an expense on a straight-line basis over the lease term.

Employee benefit obligations

The Company provides an employee severance indemnity, which is mandatory pursuant to the Italian Civil Code. Under this arrangement, the Company is obligated to pay deferred compensation based on the employees’ years of service and the compensation earned by the employee during the service period. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology as used for a defined benefit plan. These benefits are unfunded. The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method.

Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity in other comprehensive income in the period in which they arise, and are not reclassified to profit or loss in subsequent periods. These obligations are valued annually.

Past service costs are recognized in profit or loss on the earlier of:

•the date of the plan amendment or curtailment; and
•the date that the Company recognizes related restructuring costs.

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Company recognizes the following changes in the net defined benefit obligation:

•service costs comprising current service costs, past-service costs, gains and losses on curtailments and non-routine settlements; and
•net interest expense or income.
Income taxes

Income tax expense represents the sum of the tax currently payable, deferred tax and any adjustments of tax payable or receivable in respect of previous years.

The tax currently payable is based on taxable profit for the year. Taxable profit differs from “profit before tax” as reported in the consolidated statement of loss and comprehensive loss because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the year.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent it is probable taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

The carrying amount of deferred tax assets is reviewed at the end of each year and reduced to the extent it is not probable sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax liabilities and assets are measured at the tax rates that are expected to apply in the year in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the year.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the year, to recover or settle the carrying amount of its assets and liabilities.

Current and deferred taxes are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive loss or directly in equity, in which case the current and deferred taxes are also recognized in other comprehensive loss or directly in equity, respectively.

Share-based payments

The Company has multiple components of its equity incentive plan including stock options, deferred share units (“DSUs”), restricted share units (“RSUs”), and shares issued pursuant to the employee share purchase plan (“ESPP”). The Company uses the fair value based method to measure share-based compensation for all share-based awards made to employees and directors. The grant date fair value of equity-settled share-based payment awards granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards.

The Company grants equity-settled stock options to purchase common shares to certain employees and officers. Stock options vest over 4 or 5 years and expire after 5 or 10 years.

The fair value of the stock options is determined using the Black-Scholes option-pricing model. Estimates are required for inputs to this model including the fair value of the underlying shares, the expected life of the option, volatility, expected dividend yield and the risk-free interest rate. Variation in actual results for any of these inputs will result in a different value of the stock option realized from the original estimate.

The Company’s Board of Directors may fix, from time to time, a portion of the total compensation (including annual retainer) paid by the Company to a director in a calendar year for service on the Board (the “Director Fees”) that are to be payable in the form of DSUs. Directors may elect to receive all or portion of their quarterly retainer Director Fees in the form of DSUs. The number of DSUs that a director will receive in respect of any period is calculated by dividing (a) the amount of any bonus or similar payment that is to be paid in DSUs by (b) the market price of a share on the date of the grant, with the balance, if any being paid in cash. The DSUs are treated as equity-settled instruments for accounting purposes. We expect that vested DSUs will be paid at settlement through the issuance of one common share per DSU. DSUs shall vest immediately upon grant or be subject to a one-year vesting period.

The Company has granted RSUs to employees of the Company. The RSUs are treated as equity-settled instruments for accounting purposes. The Company expects that vested RSUs will be settled through the issuance of one common share per RSU. The RSUs vest over a period of four years. The fair value is determined based on the market value of the Company's shares at the time of grant.

Share-based compensation expense related to the ESPP is measured based on the grant date at fair value of the expected discount to be provided to the employees who are registered in the plan. The Company recognizes share-based compensation expense related to shares issued pursuant to the ESPP on a straight-line basis over the offering period, which is 6 months. The ESPP allows employees to purchase shares of the Company's common stock at a 15 percent discount from the Company’s stock price on the last day of the offering period. Under the plan, employees may withdraw from the plan at any time during the offering period. Other changes to the percentage contributions can be made at any time during the offering period but will only take effect the next offering period. The ESPP does not include any buy-back provisions or price protection against reductions in share price.

Earnings per share

Basic earnings per share is calculated by dividing the net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing the net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year, plus the weighted average number of common shares that would be issued on the exercise of stock options and settlement of DSUs and RSUs. The Company uses the treasury stock method to the extent that the effect is dilutive.

Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

•Financial assets

On initial recognition, a financial asset is classified as measured at amortized cost, fair value through other comprehensive income (“FVOCI”), or fair value through profit and loss (“FVTPL”). The classification of financial assets is based on the business model in which a financial asset is managed and its contractual cash flow characteristics.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
•its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

The following accounting policies apply to the subsequent measurement of financial assets.

Financial assets at FVTPL	Subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost	Subsequently measured at amortized cost using the effective interest method, less any impairment losses. Interest income, foreign exchange gains and losses and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

•Financial liabilities

The Company initially recognizes financial liabilities at fair value on the date that the Company becomes a party to the contractual provisions of the instrument.

The Company classifies its financial liabilities as either financial liabilities at FVTPL or amortized cost.

Subsequent to initial recognition, other liabilities are measured at amortized cost using the effective interest method. Financial liabilities at FVTPL are stated at fair value with changes in fair value being recognized in profit or loss.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

•Financial liabilities and equity instruments

•Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

•Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

•Classification of financial instruments

The Company classifies its financial assets and liabilities depending on the purpose for which the financial instruments were acquired, their characteristics and management intent as outlined below:
Cash and cash equivalents        Amortized cost
Trade and other receivables        Amortized cost
Trade and other payables        Amortized cost
Contingent consideration        Fair value through profit or loss
Lease obligations        Amortized cost

•Impairment of financial assets

An expected credit loss (“ECL”) model applies to financial assets measured at amortized cost. The Company’s financial assets measured at amortized cost and subject to the ECL model consist primarily of trade receivables. The Company applies the simplified approach to impairment for trade and other receivables by recognizing lifetime expected losses on initial recognition through both the analysis of historical defaults and a reassessment of counterparty credit risk in revenue contracts on an annual basis.
New standards, amendments and interpretations

Standards, interpretations and amendments issued and adopted

The Company assessed the impact of the following amendments and determined there is no material impact to the consolidated financial statements:

•Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

•Definition of Accounting Estimates (Amendments to IAS 8); and,

•Deferred Tax related to assets and liabilities arising from a single transaction (Amendments to IAS 12).

Standards, interpretations and amendments not yet effective

The Company is also currently assessing the potential impact of the following amendment, but does not expect that the adoption of the amendment will have a material impact on the consolidated financial statements of the Company in future periods:

•Classification of Liabilities as Current or Non-Current (Amendments to IAS 1).